Employees and remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2024
Employees and remuneration of key management personnel
Schedule of average number of employees by individual geographical segment	Average number of employees

	2024 '000	2023 '000	2022 '000
North America	4	5	5
EMEA & LatAm	13	12	10
APAC	7	7	6
Total	24	24	21

Schedule of Group's total employment costs

Aggregate remuneration of all employees including Directors

	2024 £m	2023 £m	2022 £m
Wages and salaries[1]	1,772	1,751	1,559
Social security costs	173	176	163
Pensions and other post-employment costs (Note 20)	29	26	27
Share-based incentive plans (Note 26)	117	88	78
Severance costs from integration and restructuring activities	79	108	8
Total	2,170	2,149	1,835

[1]Included in wages and salaries are costs in relation to defined contribution pension schemes, principally in the US and UK, of £60m (2023: £70m, 2022: £59m).

Schedule of remuneration of key management personnel

	2024 £m	2023 £m	2022 £m
Wages and salaries	22	19	18
Social security costs	3	2	1
Defined benefit schemes	1	1	1
Share-based incentive plans	20	15	9
Non-executive directors fees	2	2	–
Total	48	39	29